Stockholder's Equity - Narrative (Details)		12 Months Ended
	Apr. 06, 2022 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Feb. 14, 2022 USD ($)	Jan. 25, 2022 shares	Jan. 24, 2022 shares	Dec. 31, 2020 shares
Noncontrolling Interest [Line Items]
Par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Shares outstanding (in shares)						88,824,647	17,215,336
Stock repurchase program, authorized amount | $					$ 5,000,000
Payments for repurchase of common stock | $		$ 0	$ 8,603,000	$ 0
Ordinary Shares
Noncontrolling Interest [Line Items]
Shares outstanding (in shares)		90,303,985	89,195,437	17,382,854				16,280,360
Shares repurchased (in shares)			516,123
Class A ordinary shares
Noncontrolling Interest [Line Items]
Par value (in dollars per share) | $ / shares		$ 0.0001
Vote for each share		1
Shares outstanding (in shares)		76,721,343	75,612,795
Common stock, shares, issued (in shares)		77,289,166	76,180,618
Payments for repurchase of common stock | $			$ 2,700,000
Class A ordinary shares | Hannover
Noncontrolling Interest [Line Items]
Repurchased shares | $	$ 5,853
Shares repurchased (in shares)	51,700
Class B ordinary shares
Noncontrolling Interest [Line Items]
Par value (in dollars per share) | $ / shares		$ 0.0001
Vote for each share		1.472467906
Shares outstanding (in shares)		13,582,642	13,582,642
Common stock, shares, issued (in shares)		13,582,642	13,582,642
Voting power		20.70%
Conversion period		5 years
Class B ordinary shares | Chief Executive Officer
Noncontrolling Interest [Line Items]
Voting power		100.00%
Series A preferred stock | Hannover
Noncontrolling Interest [Line Items]
Shares repurchased (in shares)	134,735
Series B-1 preferred stock | Hannover
Noncontrolling Interest [Line Items]
Shares repurchased (in shares)	15,082